Note 16 - Stock-based Compensation Plans (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Cost of revenues	160	90	40
Sales and marketing	436	246	81
Research and development	184	85	14
General and administrative	2,930	2,386	1,887
Effect on net income	3,710	2,807	2,022

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Year Ended	January 31, 2019	January 31, 2018	January 31, 2017
Expected dividend yield (%)	-	-	-
Expected volatility (%)	23.6	23.5	25.2
Risk-free rate (%)	2.0	1.0	0.6
Expected option life (years)	5	5	5

Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2017	526,321	$12.36	4.2	4.9
Granted	274,500	$23.18
Exercised	(142,112)	$6.98
Forfeited	(1,500)	$23.14
Balance at January 31, 2018	657,209	$18.21	4.9	5.7
Granted	272,144	$27.96
Exercised	(46,065)	$11.75
Forfeited	(3,950)	$26.43
Balance at January 31, 2019	879,338	$21.41	4.7	8.7

Vested or expected to vest at January 31, 2019	879,338	$21.41	4.7	8.7

Exercisable at January 31, 2019	536,620	$19.17	4.2	6.5

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
			Options Outstanding			Options Exercisable
Range of Exercise Prices			Weighted Average Exercise Price	Number of Stock Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Stock Options
$6.87	–	$6.87	$6.87	20,000	0.4	$6.87	20,000
$11.62	–	$11.79	$11.77	159,500	2.4	$11.77	136,000
$19.02	–	$22.94	$21.52	427,969	4.8	$21.05	302,504
$26.34	–	$27.96	$27.95	271,869	6.2	$27.95	78,116
			$21.41	879,338	4.7	$19.17	536,620

Schedule of Nonvested Share Activity [Table Text Block]
	Number of Stock Options Outstanding	Weighted- Average Grant-Date Fair Value per Share
Balance at January 31, 2017	152,292	$4.12
Granted	274,500	$5.26
Vested	(149,225)	$4.70
Forfeited	(1,500)	$5.25
Balance at January 31, 2018	276,067	$4.98
Granted	272,144	$7.10
Vested	(219,043)	$5.56
Forfeited	(3,950)	$6.41
Balance at January 31, 2019	325,218	$6.18

Share-based Compensation, Performance Shares Award Outstanding Activity [Table Text Block]
	Number of PSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2017	337,647	$13.73	6.6	7.3
Granted	51,121	$30.13
Performance units issued	51,752	$14.37
Balance at January 31, 2018	440,520	$15.91	6.1	11.9
Granted	54,351	$35.23
Performance units issued	35,512	$19.59
Balance at January 31, 2019	530,383	$18.02	5.5	16.6

Vested or expected to vest at January 31, 2019	530,383	$18.02	5.5	16.6

Exercisable at January 31, 2019	424,911	$14.40	4.8	13.3

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of RSUs Outstanding	Weighted- Average Granted Date Fair Value	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in millions)
Balance at January 31, 2017	263,235	$11.17	6.7	5.7
Granted	35,785	$23.14
Balance at January 31, 2018	299,020	$12.80	6.1	8.1
Granted	38,046	$27.96
Balance at January 31, 2019	337,066	$14.42	5.6	10.6

Vested or expected to vest at January 31, 2019	337,066	$14.42	5.6	10.6

Exercisable at January 31, 2019	299,773	$12.93	5.2	9.4

Schedule Of Cash Settled Restricted Share Unit Plan Activity [Table Text Block]
	Number of CRSUs Outstanding	Weighted- Average Remaining Contractual Life (years)
Balance at January 31, 2017	77,329	1.4
Granted	32,978
Vested and settled in cash	(50,802)
Forfeited	(1,334)
Balance at January 31, 2018	58,171	1.5
Granted	32,261
Vested and settled in cash	(45,369)
Balance at January 31, 2019	45,063	1.6

Non-vested at January 31, 2019	45,063	1.6